Share based compensation (Details Textual)	1 Months Ended	12 Months Ended
	Apr. 30, 2017 shares	Dec. 31, 2017 shares	Dec. 31, 2017 Numberofunits	Dec. 31, 2017	Dec. 31, 2016 Numberofunits
Disclosure of Share based compensation [Abstract]
Number of share options exercised in share-based payment arrangement			(1,085,681)	1,085,681	(921,387)
Increase decrease in shares on exercise of stock options		483,494
Number of other equity instruments exercised or vested in share-based payment arrangement	402,582		(402,582)
Increase decrease in shares through issue of shares on performance awards settlements	825,359